Schedule of aging of accounts receivable (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Trade account receivables gross	R$ 4,000,026	R$ 3,831,921
Current [member]
IfrsStatementLineItems [Line Items]
Trade account receivables gross	2,895,999	2,785,469
Not later than one month [member]
IfrsStatementLineItems [Line Items]
Trade account receivables gross	246,195	248,955
Later than one month and not later than two months [member]
IfrsStatementLineItems [Line Items]
Trade account receivables gross	100,027	84,218
Later than two months and not later than three months [member]
IfrsStatementLineItems [Line Items]
Trade account receivables gross	77,280	71,635
Later than three months [member]
IfrsStatementLineItems [Line Items]
Trade account receivables gross	R$ 680,525	R$ 641,644